Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based Compensation
12.	Share-Based Compensation

Prior Stock Plan

In March 2018, Legacy Forge adopted its 2018 Equity Incentive Plan, as amended from time to time, (“Amended 2018 Equity Incentive Plan” or “2018 Plan”), which provides for grants of share-based awards, including stock options and restricted stock awards (“RSAs”), and other forms of share-based awards. The 2018 Plan was terminated in March 2022 in connection with the adoption of the 2022 Stock Plan (the “2022 Plan”). Accordingly, no shares are available for future issuances under the 2018 Plan following the adoption of the 2022 Plan.

2022 Stock Plan

In March 2022, prior to and in connection with the Merger, the Company adopted the 2022 Plan, which provides for grants of share-based awards, including stock options and restricted stock units (“RSUs”), and other forms of share-based awards. The Company has reserved 12,899,504 shares of common stock for the issuance of awards under the 2022 Plan. In addition, the number of shares of common stock reserved and available for issuance under the 2022 Plan will automatically increase on January 1 of each year for a period of ten years, beginning on January 1, 2023 and on each January 1 thereafter and ending on the tenth anniversary of the adoption date of the 2022 Plan, in an amount equal to (1) 3% of the outstanding number of shares of common stock of the Company on the preceding December 31, or (2) a lesser number of shares as approved by the Company’s board of directors.

2022 Employee Stock Purchase Plan

In March 2022, prior to and in connection with the Merger, the Company adopted the 2022 Employee Stock Purchase Plan (the “2022 ESPP”). The 2022 ESPP authorizes the issuance of 4,072,000 shares of common stock under purchase rights granted to the Company’s employees or to employees of any of its designated affiliates. The number of shares of common stock reserved for issuance will automatically increase on January 1 of each year, beginning on January 1, 2023 and each January 1 thereafter until the 2022 ESPP terminates according to its terms, by the lesser of (i) 4,072,000 shares of common stock, or (ii) 1% of the outstanding number of shares of common stock on the immediately preceding December 31. The Company’s board of directors may determine that such increase will be less than the amount set forth in (i) and (ii) above.

Reserve for Issuance

The Company has the following shares of common stock reserved for future issuance, on an as-if converted basis:

	March 31,	December 31,
	2022	2021
Conversion of convertible preferred stock	—	86,815,192
Warrants to purchase convertible preferred stock	—	3,540,546
Warrants to purchase common stock	3,774,437	233,891
Shares available for grant under 2018 Plan	—	1,133,920
Stock options issued and outstanding under 2018 Plan	14,960,960	15,712,433
Shares available for grant under 2022 Plan	12,899,504	—
Stock options issued and outstanding under 2022 Plan	—	—
Shares available for grant under 2022 ESPP	4,072,000	—
Outstanding Private Placement Warrants	7,386,667	—
Outstanding Public Warrants	18,466,604	—
Total shares of common stock reserved	61,560,172	107,435,982

Stock options

Stock options generally vest over four years and expire ten years from the date of grant. Vested stock options generally expire from three months to five years after termination of employment. Stock option activity during the three months ended March 31, 2022 consisted of the following:

		Weighted	Weighted-
		Average Exercise	Averages Life	Aggregate
	Stock Options	Price	(Years)	Intrinsic Value
Balance as of December 31, 2021	5,031,310	$6.85	9.2 years	$120,491
Retroactive application of recapitalization	10,681,124	$(4.66)
Balance as of December 31, 2021	15,712,434	$2.19
Exercised	(194,977)	$0.54
Cancelled/Forfeited/Expired	(556,497)	$0.63
Balance as of March 31, 2022	14,960,960	$2.27	8.7 years	$472,858
Vested and exercisable as of March 31, 2022	4,549,923	$0.80	8.0 years	$150,512

The weighted-average grant date fair value of stock options granted during the three months ended March 31, 2022 and 2021 were $0 and $2.35 per share, respectively. The intrinsic value of stock options exercised during the three months ended March 31, 2022 and 2021 was $5,901 and $17,510, respectively. The total grant date fair value of stock options vested during the three months ended March 31, 2022 and 2021 was $5,736 and $2,495, respectively.

The Company recorded share-based compensation of $7,757 and $991 for the three months ended March 31, 2022 and 2021, respectively, related to stock options. In addition, for the three months ended March 31, 2022, the Company recognized stock-based compensation expense of $621 related to pre-close issuance common stock for services.

Future share-based compensation for unvested stock options granted and outstanding as of March 31, 2022, is $18,892, which is to be recognized over a weighted-average period of 2.57 years.

Performance and Market Condition Options

In May 2021, Legacy Forge’s board of directors granted the Chief Executive Officer a performance and market condition-based option covering 3,122,931 shares of Legacy Forge’s Class AA common stock with an exercise price of $3.9760 per share. The options are divided into three tranches of 1,040,976 options, 1,040,976 options and 1,040,979 options, corresponding to the three Aggregate Exit Proceeds Thresholds (as defined below). The awards vest only upon the satisfaction of (1) certain performance conditions, which is the occurrence of an IPO, merger with a SPAC, or a secondary sale for total proceeds of at least $250,000 and (2) market condition, which is holders of Legacy Forge’s B-1 Preferred Stock having realized (i) aggregate exit proceeds with fair market value of at least $9.94, $14.91, and $19.88 per share (the “Share Price Thresholds”); and (ii) an aggregate interest rate compounded annually which, when used as the discount rate to calculate the net present value, with respect to the occurrence of an IPO, merger with a SPAC or acquisition, that is equal to or greater than 20.0%, 30.0% and 35.0% (the “IRR Thresholds”, and together with the Share Price Thresholds, the “Aggregate Exit Proceeds Thresholds”). In the event of an IPO or a merger with a SPAC, the Aggregate Exit Proceeds Thresholds are measured on the basis of the closing price average for any trailing 20 trading day period (the “Measurement Period”) that occurs following such IPO or a merger with a SPAC, with the Measurement Period commencing upon expiration of the 180-day lock-up period following such IPO or merger with a SPAC, until the options expire or the Chief Executive Officer ceases to provide services to the Company. The options expire within 10 years less one day following the grant date. Upon consummation of the Business Combination, the performance condition was met and the Company recorded cumulative catch-up compensation expense of $4,564 during the three months ended March 31, 2022.

The Company used the Monte Carlo simulation model to determine the fair value of the options with performance and market-based vesting conditions for purposes of calculating share-based compensation expense if vesting conditions met. The Monte Carlo simulation model incorporates the probability of satisfying performance and market conditions and uses transaction details such as stock price, contractual terms, maturity and risk-free interest rates, as well as volatility. The fair value of the options with no performance or market vesting conditions is based on the market value of common stock on the date of grant. The fair value of the performance-based stock options was $2.27 per option share estimated using the Monte Carlo simulation methodology. The unrecognized compensation expense was $2,532 as of March 31, 2022.

Early Exercised Options

Under the 2018 Plan, certain stock option holders may have the right to exercise unvested options, subject to a repurchase right held by the Company at the original exercise price, in the event of voluntary or involuntary termination of employment of the option holders, until the options are fully vested. As of March 31, 2022 and December 31, 2021, the cash proceeds received for unvested shares of common stock recorded within accrued expenses and other current liabilities in the condensed consolidated balance sheets were $1,554 and $785 as of March 31, 2022 and December 31, 2021, respectively, which will be transferred to additional paid-in capital upon vesting.

Nonrecourse Promissory Notes to Early Exercise Stock Options

In the three months ended March 31, 2021, certain executive officers of the company exercised stock options early by executing promissory notes. The Company has accounted for the promissory notes as nonrecourse in their entirety since the promissory notes are not aligned with a corresponding percentage of the underlying shares. Such arrangements were accounted for as modifications to the original stock options to which they relate, as the maturity date of the promissory notes reflects the legal term of the stock option for purposes of valuing the award.

During the three months ended March 31, 2022, there were no promissory notes issued upon early exercise of options. All outstanding promissory notes have been settled as of March 31, 2022.

Options Granted to Directors

In July 2021, Legacy Forge’s board of directors granted options to certain members of the board in connection with their services, to purchase 499,669 shares of Legacy Forge’s Class AA common stock at exercise price of $5.43 per share. Subject to the option agreement, the options shall vest in full and become exercisable as of immediately prior to the consummation of a deemed liquidation event or SPAC transaction. The performance-based vesting condition for the options granted to certain board members was satisfied as of March 31, 2022 and the Company recorded $1,233 of share-based compensation expense related to the options granted to certain board members. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions:

Fair value of common stock	$6.11
Expected term (years)	5.3
Expected volatility	40.0%
Risk-free interest rate	0.7%
Expected dividend yield	0.0%

RSAs

Certain RSAs were granted to the Company’s executives in exchange for a consideration at a specified strike price and were further subject to vesting condition. To the extent unvested, the shares issued in respect of such RSAs remain subject to repurchase. As of March 31, 2022, and December 31, 2021, there were 520,489 and no shares that were subject to repurchase, respectively, with the aggregate exercise price of $135 and $0, respectively. The related common stock unvested liability is included in accrued expenses and other current liabilities on the condensed consolidated balance sheet.

The Company recorded share-based compensation expense of $148 and $148 for the three months ended March 31, 2022 and 2021, respectively, related to RSAs. As of March 31, 2022, the total unrecognized expense related to all RSAs was $223, which the Company expects to recognize over a weighted-average period of 0.25 years.

12.Share-Based Compensation

2018 Equity Incentive Plan

In March 2018, the Company adopted its 2018 Equity Incentive Plan, as amended from time to time, (“Amended 2018 Equity Incentive Plan” or “2018 Plan”), which provides for grants of share-based awards, including stock options and restricted stock units (“RSUs”), and other forms of share-based awards.

The awards may be granted by the Company’s board of directors to employees, independent contractors, and consultants who provide services to the Company. As of December 31, 2021, and 2020, there were 8,209,568 and 6,672,721 shares of common stock authorized for issuance under the 2018 Plan, respectively, which includes shares already issued under such plan and shares reserved for issuance pursuant to outstanding stock options, and other forms of share-based compensation. The total number of shares that remained available for grant under the 2018 Plan as of December 31, 2021 and 2020 was 363,095 and 1,861,856, respectively.

Stock options

Stock options generally vest over four years and expire ten years from the date of grant. Vested stock options generally expire three months after termination of employment. Stock option activity during the years ended December 31, 2021 and 2020 consisted of the following:

			Weighted-	Aggregate
		Weighted-average	averages	Intrinsic
	Stock Options	Exercise Price	Life (Years)	Value
Balance as of December 31, 2019	1,081,579	$2.31	8.9	$2,817
Granted	3,251,443	$2.60
Exercised	(307,778)	$1.56
Cancelled/Forfeited/Expired	(816,181)	$2.03
Balance as of December 31, 2020	3,209,063	$1.57	9.1	$16,094
Granted	3,457,020	$9.37
Exercised	(1,247,236)	$1.68
Cancelled/Forfeited/Expired	(387,537)	$2.00
Balance as of December 31, 2021	5,031,310	$6.85	9.2	$120,491
Vested and exercisable as of December 31, 2021	1,284,624	$2.33	8.3	$36,579

The weighted-average grant date fair value of stock options granted during the years ended December 31, 2021 and 2020 were $9.05 and $2.54 per share, respectively. The intrinsic value of stock options exercised during the years ended December 31, 2021 and 2020 was $14,161 and $1,030, respectively. The total grant date fair value of stock options vested during the years ended December 31, 2021 and 2020 were $4,034 and $3,701, respectively.

The Company recorded share-based compensation of $6,433 and $3,558 for the years ended December 31, 2021 and 2020, respectively, related to stock options.

Future share-based compensation for unvested stock options granted and outstanding as of December 31, 2021, is $19,628, which is to be recognized over a weighted-average period of 2.75 years.

The Black-Scholes assumptions used to value the employee options at the grant dates are as follows:

	2021	2020
Fair value of common stock	$8.80 – $21.29	$3.41 – $6.59
Expected term (years)	5.1 – 7.0	5.0 – 6.2
Expected volatility	40.0% – 41.4%	37.0% – 41.7%
Risk-free interest rate	0.7% –1.3%	0.3% – 0.8%
Expected dividend yield	0.0%	0.0%

Performance and Market Condition Options

In May 2021, the Company’s board of directors granted the Chief Executive Officer (“CEO”) a performance and market condition-based options covering 1,000,000 shares of the Company’s Class AA common stock with an exercise price of $12.4168 per share. The awards vest only upon the satisfaction of (1) certain performance conditions, which is the occurrence of an IPO, SPAC merger, or a secondary sale for total proceeds of at least $250,000 and (2) market condition, which is holders of the Company’s Series B-1 Preferred Stock have realized (i) aggregate exit proceeds with fair market value of at least 31.0420, 46.5630, and 62.0840 per share; and (ii) an aggregate interest rate compounded annually which, when used as the discount rate to calculate the net present value, with respect to the occurrence of an IPO, SPAC merger or acquisition, that is equal to or greater than 20.0%, 30.0% and 35.0%. As of December 31, 2021, the performance and market condition is not probable of achieving and the Company has not yet recognized any compensation expense.

The Company uses a Monte Carlo simulation model to determine the fair value of the options with performance and market-based vesting conditions for purposes of calculating share-based compensation expense if vesting conditions met. The Monte Carlo simulation model incorporates the probability of satisfying performance and market conditions and uses transaction details such as stock price, contractual terms, maturity and risk-free interest rates, as well as volatility. The fair value of the options with no performance or market vesting conditions is based on the market value of common stock on the date of grant. The fair value of the performance-based stock options was $7.10 per option share estimated using the Monte Carlo simulation methodology. The unrecognized compensation expense was $7,100 as of December 31, 2021.

Early Exercised Options

Under the Plan, certain stock option holders may have the right to exercise unvested options, subject to a repurchase right held by the Company at the original exercise price, in the event of voluntary or involuntary termination of employment of the option holders, until the options are fully vested. As of December 31, 2021 and 2020, the cash proceeds received for unvested shares of common stock recorded within accrued expenses and other current liabilities in the consolidated balance sheets were $785 and $36 as of December 31, 2021 and 2020, respectively, which will be transferred to additional paid-in capital upon vesting.

The following table summarizes activity relating to early exercises of stock options:

	Number of	Carrying
	Shares	Value
Unvested as of December 31, 2019	86,032	$115
Exercised	1,375	$2
Repurchased	(42,073)	$(49)
Vested	(24,394)	$(32)
Unvested as of December 31, 2020	20,940	$36
Exercised	463,816	$917
Repurchased	(13,876)	$(23)
Vested	(88,841)	$(145)
Unvested as of December 31, 2021	382,039	$785

Nonrecourse Promissory Notes to Early Exercise Stock Options

In the years ended December 31, 2021 and 2020, certain employees, including certain executive officers of the company, early exercised stock options in exchange for promissory notes. These promissory notes have not been repaid as of December 31, 2021. The Company has accounted for the promissory notes as nonrecourse in their entirety since the promissory notes are not aligned with a corresponding percentage of the underlying shares. Such arrangements were accounted for as modifications to the original stock options to which they relate, as the maturity date of the promissory notes reflects the legal term of the stock option for purposes of valuing the award.

Secondary Sales of Common Stock

During 2021 and 2020, certain economic interest holders acquired outstanding Class AA common stock from certain founders, current or former employees, and an investor, for a purchase price greater than the Company’s Class AA common stock estimated fair value at the time of the transactions. As a result, the Company recorded share-based compensation expense for the difference between the price paid and the estimated fair value on the date of the transaction of $4,311 and $119 during the years ended December 31, 2021 and 2020, respectively. In connection with these stock transfers, the Company waived all transfer restrictions and assigned its rights of first refusal applicable to such shares.

Options Granted to Directors

In July 2021, the Company’s board of directors granted options to certain members of the Company’s board of directors in connection with their services, to purchase 160,000 shares of the Company’s Class AA common stock at exercise price of $16.97. Subject to the option agreement, the options shall vest in full and become exercisable as of immediately prior to the consummation of a deemed liquidation event or SPAC transaction. The performance-based vesting condition for the options granted to certain board members remains unsatisfied as of December 31, 2021 and no share-based compensation expense was recognized as the likelihood of a deemed liquidation event or SPAC transaction was not probable. If the deemed liquidation event or SPAC transaction had occurred on December 31, 2021, the Company would have recorded $1,233 of share-based compensation expense related to the options granted to certain board members. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions:

Fair value of common stock	$19.07
Expected term (years)	5.3
Expected volatility	40.0%
Risk-free interest rate.	0.7%
Expected dividend yield	0.0%

Restricted Stock Awards (“RSAs”)

The Company issues RSAs to employees that generally vest over a four-year period. Any unvested shares will be forfeited upon termination of services. The fair value of RSAs is based on the value of the underlying stock less any applicable purchase price. RSA expense is amortized straight-line over the requisite service period.

The following table summarizes activity related to RSA awards:

		Weighted-
		average
	Number of	Grant Date
	Shares	Fair Value
Unvested balance as of December 31, 2019.	1,940,130	$1.21
Granted	—	$—
Vested	(541,704)	$1.69
Cancelled/Forfeited	—	$—
Unvested balance as of December 31, 2020.	1,398,426	$1.02
Granted	—	$—
Vested	(500,000)	$1.78
Cancelled/Forfeited	—	$—
Unvested balance as of December 31, 2021	898,426	$0.60

The Company recorded share-based compensation expense of $890 and $915 for the years ended December 31, 2021 and 2020, respectively, related to RSAs. As of December 31, 2021, the total unrecognized expense related to all RSAs was $371, which the Company expects to recognize over a weighted-average period of 0.41 years.